Exhibit 99.04

VCC Mortgage Securities, LLC ABS-15G

LOANUID	LOANID	EDGAR Loan ID	SLOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
	XXXX	VCC-1000000		XX/XX/XXXX	10/31/2025	4	0000	0	0
	XXXX	VCC-1000001		XX/XX/XXXX	10/31/2025	6	000000	0	0